UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

Company	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 26.9%
Industrial - 12.9%
Basic - 1.5%
Alcoa, Inc.
5.40%, 4/15/21	U.S.$	1,655	$1,647,999
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		1,535	1,577,566
ArcelorMittal
6.125%, 6/01/18		1,297	1,315,089
ArcelorMittal USA LLC
6.50%, 4/15/14		1,010	1,071,128
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		27	32,533
Dow Chemical Co. (The)
4.125%, 11/15/21		655	702,555
5.25%, 11/15/41		640	707,480
7.375%, 11/01/29		165	220,747
7.60%, 5/15/14		1,297	1,443,776
8.55%, 5/15/19		665	884,499
Eastman Chemical Co.
2.40%, 6/01/17		732	739,755
3.60%, 8/15/22		781	796,565
International Paper Co.
4.75%, 2/15/22		100	109,154
7.95%, 6/15/18		1,415	1,783,082
Packaging Corp. of America
5.75%, 8/01/13		830	875,465
PPG Industries, Inc.
5.75%, 3/15/13		1,021	1,056,646
Teck Resources Ltd.
4.75%, 1/15/22		1,189	1,277,589

			16,241,628

Capital Goods - 0.6%
ADT Corp. (The)
3.50%, 7/15/22 (a)		630	632,114
Embraer SA
5.15%, 6/15/22		749	768,849
General Electric Co.
5.25%, 12/06/17		230	268,581
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)		231	242,191
Owens Corning
6.50%, 12/01/16		1,652	1,836,894
Republic Services, Inc.
3.80%, 5/15/18		5	5,349
5.25%, 11/15/21		933	1,071,164
5.50%, 9/15/19		1,288	1,490,405
United Technologies Corp.
8.75%, 3/01/21		160	226,960

			6,542,507

Communications - Media - 2.7%
CBS Corp.
3.375%, 3/01/22		2,153	2,145,025
5.625%, 8/15/12		19	19,109
5.75%, 4/15/20		2,196	2,554,112

Company	Principal Amount (000)		U.S. $ Value
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	U.S.$	1,130	$1,644,961
Comcast Corp.
5.15%, 3/01/20		2,095	2,432,054
5.30%, 1/15/14		15	15,960
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		2,175	2,199,562
4.60%, 2/15/21		700	744,477
4.75%, 10/01/14		940	1,009,022
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(b)		784	831,040
Interpublic Group of Cos., Inc. (The)
4.00%, 3/15/22		273	277,156
NBCUniversal Media LLC
4.375%, 4/01/21		530	583,067
News America, Inc.
6.15%, 3/01/37-2/15/41		1,388	1,621,870
6.55%, 3/15/33		755	851,455
9.25%, 2/01/13		1,285	1,342,677
Omnicom Group, Inc.
3.625%, 5/01/22		957	972,409
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		2,255	2,860,826
TCI Communications, Inc.
7.875%, 2/15/26		110	148,282
Time Warner Cable, Inc.
7.50%, 4/01/14		1,120	1,241,735
Time Warner Entertainment Co. LP
8.375%, 3/15/23		2,420	3,278,023
Virgin Media Secured Finance PLC
5.25%, 1/15/21		915	1,013,670
WPP Finance UK
5.875%, 6/15/14		10	10,792
8.00%, 9/15/14		2,145	2,419,080

			30,216,364

Communications - Telecommunications - 1.6%
American Tower Corp.
5.05%, 9/01/20		2,180	2,289,818
AT&T Corp.
8.00%, 11/15/31		340	503,746
AT&T, Inc.
4.45%, 5/15/21		1,244	1,408,224
5.35%, 9/01/40		481	552,026
5.60%, 5/15/18		6	7,181
BellSouth Corp.
5.20%, 9/15/14		37	40,266
BellSouth Telecommunications, Inc.
7.00%, 10/01/25		135	168,994
British Telecommunications PLC
2.00%, 6/22/15		1,178	1,194,187
5.95%, 1/15/18		314	367,816
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		2,452	2,329,505
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		20	30,461

Company	Principal Amount (000)		U.S. $ Value
Pacific Bell Telephone Co.
6.625%, 10/15/34	U.S.$	170	$179,456
Telecom Italia Capital SA
6.175%, 6/18/14		2,080	2,095,600
6.375%, 11/15/33		290	227,650
7.175%, 6/18/19		910	905,450
Telefonica Emisiones SAU
5.462%, 2/16/21		1,075	936,103
United States Cellular Corp.
6.70%, 12/15/33		1,380	1,426,716
Verizon Communications, Inc.
2.00%, 11/01/16		6	6,140
4.60%, 4/01/21		83	95,130
5.55%, 2/15/16		135	154,963
6.10%, 4/15/18		37	45,077
Vodafone Group PLC
6.15%, 2/27/37		1,955	2,498,734

			17,463,243

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
3.00%, 6/12/17		2,235	2,222,687
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		1,798	1,947,013

			4,169,700

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
4.70%, 1/15/21		1,130	1,259,188
7.625%, 4/15/31		115	148,539
Turner Broadcasting System, Inc.
8.375%, 7/01/13		2,109	2,252,612
Viacom, Inc.
5.625%, 9/15/19		2,160	2,547,314

			6,207,653

Consumer Cyclical - Other - 0.2%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13		2,371	2,435,899

Consumer Cyclical - Retailers - 0.4%
CVS Caremark Corp.
6.60%, 3/15/19		1,085	1,353,052
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		2,710	2,849,221

			4,202,273

Consumer Non-Cyclical - 0.9%
Ahold Finance USA LLC
6.875%, 5/01/29		2,260	2,809,750
Archer-Daniels-Midland Co.
4.479%, 3/01/21		18	20,772
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,091	1,165,839
5.875%, 5/15/13		1,700	1,764,272
8.50%, 6/15/19		19	23,721

Company	Principal Amount (000)		U.S. $ Value
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	U.S.$	2,305	$2,414,536
Delhaize Group SA
5.875%, 2/01/14		570	600,226
Diageo Capital PLC
7.375%, 1/15/14		25	27,505
Johnson & Johnson
6.95%, 9/01/29		135	194,530
Kimberly-Clark Corp.
3.875%, 3/01/21		35	39,157
PepsiCo, Inc./NC
5.00%, 6/01/18		180	210,251
Pfizer, Inc.
5.35%, 3/15/15		6	6,708
6.20%, 3/15/19		35	43,867
Tyson Foods, Inc.
6.85%, 4/01/16		15	17,156
Whirlpool Corp.
8.60%, 5/01/14		260	289,470

			9,627,760

Energy - 2.4%
Anadarko Petroleum Corp.
5.95%, 9/15/16		2,433	2,760,915
6.45%, 9/15/36		714	825,476
Canadian Natural Resources Ltd.
5.15%, 2/01/13		10	10,253
ConocoPhillips
4.60%, 1/15/15		6	6,569
ConocoPhillips Holding Co.
6.95%, 4/15/29		40	54,874
Encana Corp.
3.90%, 11/15/21		3,385	3,348,232
Marathon Petroleum Corp.
3.50%, 3/01/16		369	386,801
5.125%, 3/01/21		1,856	2,077,989
Nabors Industries, Inc.
9.25%, 1/15/19		1,898	2,464,207
Noble Energy, Inc.
8.25%, 3/01/19		2,253	2,880,246
Noble Holding International Ltd.
4.90%, 8/01/20		192	208,505
Phillips 66
4.30%, 4/01/22 (a)		2,860	3,011,014
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		2,256	2,274,215
Southwestern Energy Co.
4.10%, 3/15/22 (a)		782	792,587
Valero Energy Corp.
6.125%, 2/01/20		1,599	1,846,138
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		1,565	1,680,104
6.00%, 3/15/18		164	186,981
9.625%, 3/01/19		1,065	1,387,955

			26,203,061

Company	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)	U.S.$	2,452	$2,366,180

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20		388	439,444
Hewlett-Packard Co.
4.65%, 12/09/21		1,311	1,374,195
HP Enterprise Services LLC
7.45%, 10/15/29		15	18,546
Intel Corp.
4.80%, 10/01/41		1,015	1,162,413
Motorola Solutions, Inc.
7.50%, 5/15/25		240	296,654
Oracle Corp.
5.25%, 1/15/16		53	60,767
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		2,830	2,837,825
Xerox Corp.
2.95%, 3/15/17		446	451,052
8.25%, 5/15/14		1,870	2,085,104

			8,726,000

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14		1,220	1,320,441
5.75%, 12/15/16		850	982,116

			2,302,557

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18		405	481,344

Transportation - Services - 0.5%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		2,550	2,537,854
Con-way, Inc.
6.70%, 5/01/34		1,700	1,688,806
Ryder System, Inc.
5.85%, 11/01/16		680	772,124
7.20%, 9/01/15		662	757,897

			5,756,681

			142,942,850

Financial Institutions - 10.2%
Banking - 6.6%
Bank of America Corp.
3.875%, 3/22/17		285	290,329
5.625%, 7/01/20		35	37,472
5.70%, 1/24/22		1,205	1,327,059
5.875%, 2/07/42		1,751	1,918,010
7.375%, 5/15/14		10	10,754
7.625%, 6/01/19		1,425	1,675,630
Series L
5.65%, 5/01/18		2,385	2,550,264

Company	Principal Amount (000)		U.S. $ Value
Barclays Bank PLC
5.125%, 1/08/20	U.S.$	2,015	$2,186,607
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15		70	75,961
5.55%, 1/22/17		2,435	2,628,139
5.70%, 11/15/14		2,870	3,105,598
Citigroup, Inc.
4.50%, 1/14/22		2,480	2,561,478
4.75%, 5/19/15		1,045	1,096,875
5.30%, 1/07/16		20	21,232
5.375%, 8/09/20		13	14,048
5.50%, 4/11/13		1,190	1,223,650
6.50%, 8/19/13		120	125,732
8.50%, 5/22/19		2,640	3,260,482
Compass Bank
5.50%, 4/01/20		3,134	2,961,780
Countrywide Financial Corp.
6.25%, 5/15/16		1,040	1,082,430
DNB Bank ASA
3.20%, 4/03/17 (a)		2,845	2,877,487
Fifth Third Bancorp
3.50%, 3/15/22		1,099	1,110,619
Goldman Sachs Group, Inc. (The)
3.625%, 8/01/12		230	230,421
4.75%, 7/15/13		115	118,241
5.125%, 1/15/15		60	62,643
5.25%, 7/27/21		646	656,218
5.35%, 1/15/16		230	241,501
5.75%, 1/24/22		2,870	3,029,583
6.00%, 6/15/20		2,335	2,492,774
7.50%, 2/15/19		1,880	2,143,956
HSBC Holdings PLC
4.00%, 3/30/22		2,990	3,104,810
5.10%, 4/05/21		1,647	1,838,793
JP Morgan Chase Capital XVIII
Series R
6.95%, 8/17/36		180	180,000
JPMorgan Chase & Co.
0.616%, 11/01/12 (c)		90	90,030
3.70%, 1/20/15		270	281,632
4.40%, 7/22/20		30	31,642
4.50%, 1/24/22		3,325	3,581,750
4.625%, 5/10/21		27	28,890
4.75%, 3/01/15		6	6,424
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		505	514,344
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		2,143	2,148,077
Merrill Lynch & Co., Inc.
6.11%, 1/29/37		125	117,783
Morgan Stanley
5.30%, 3/01/13		145	147,797
5.50%, 7/24/20-7/28/21		3,853	3,781,139
6.625%, 4/01/18		1,970	2,059,769
7.25%, 4/01/32		15	15,933
National Capital Trust II
5.486%, 3/23/15 (a)		645	599,336

Company	Principal Amount (000)		U.S. $ Value
Nationwide Building Society
6.25%, 2/25/20 (a)	U.S.$	2,605	$2,810,097
PNC Funding Corp.
5.125%, 2/08/20		15	17,348
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21		2,080	2,310,703
Santander US Debt SAU
2.991%, 10/07/13 (a)		2,555	2,456,788
Societe Generale SA
2.50%, 1/15/14 (a)		1,235	1,213,074
SouthTrust Corp.
5.80%, 6/15/14		15	16,077
UFJ Finance Aruba AEC
6.75%, 7/15/13		520	548,347
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,042	853,149
Wachovia Bank NA
5.60%, 3/15/16		150	167,877
Wachovia Corp.
5.50%, 5/01/13		2,550	2,649,651

			72,688,233

Finance - 0.5%
General Electric Capital Corp.
4.65%, 10/17/21		1,127	1,251,563
5.375%, 10/20/16		180	203,584
5.40%, 2/15/17		7	7,963
5.625%, 5/01/18		105	120,702
5.875%, 1/14/38		43	49,364
Series A
6.90%, 9/15/15		180	208,343
HSBC Finance Corp.
6.676%, 1/15/21		101	109,354
SLM Corp.
7.25%, 1/25/22		1,745	1,845,338
Series A
5.375%, 1/15/13-5/15/14		1,815	1,867,665

			5,663,876

Insurance - 2.1%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		735	847,434
Allstate Corp. (The)
6.125%, 5/15/37		2,148	2,115,780
American International Group, Inc.
3.80%, 3/22/17		215	219,169
6.40%, 12/15/20		1,180	1,335,143
Coventry Health Care, Inc.
5.95%, 3/15/17		535	606,838
6.125%, 1/15/15		205	223,597
6.30%, 8/15/14		1,630	1,771,803
Genworth Financial, Inc.
6.515%, 5/22/18		1,010	967,867
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		873	1,139,033
Hartford Financial Services Group, Inc.

Company	Principal Amount (000)		U.S. $ Value
4.00%, 3/30/15	U.S.$	495	$519,140
5.125%, 4/15/22		1,075	1,106,988
5.50%, 3/30/20		1,341	1,400,078
6.10%, 10/01/41		110	106,395
Humana, Inc.
6.30%, 8/01/18		215	249,953
6.45%, 6/01/16		240	272,940
7.20%, 6/15/18		585	702,989
Lincoln National Corp.
8.75%, 7/01/19		670	843,717
Markel Corp.
7.125%, 9/30/19		1,231	1,431,878
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		615	881,217
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		970	1,076,700
MetLife, Inc.
4.75%, 2/08/21		350	389,627
5.00%, 6/15/15		90	98,946
7.717%, 2/15/19		482	610,453
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,095	2,756,339
Principal Financial Group, Inc.
7.875%, 5/15/14		26	28,956
XL Group PLC
5.25%, 9/15/14		1,545	1,627,455
6.25%, 5/15/27		155	170,337

			23,500,772

Other Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20		945	961,071
ORIX Corp.
4.71%, 4/27/15		2,004	2,089,661

			3,050,732

REITS - 0.7%
ERP Operating LP
5.25%, 9/15/14		165	177,761
HCP, Inc.
5.375%, 2/01/21		2,940	3,251,061
Health Care REIT, Inc.
5.25%, 1/15/22		2,940	3,118,646
Healthcare Realty Trust, Inc.
5.125%, 4/01/14		1,484	1,536,563

			8,084,031

			112,987,644

Utility - 3.3%
Electric - 1.5%
Alabama Power Co.
3.95%, 6/01/21		54	59,042
Series 07A
5.55%, 2/01/17		135	156,344

Company	Principal Amount (000)		U.S. $ Value
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	U.S.$	1,200	$1,291,352
Constellation Energy Group, Inc.
5.15%, 12/01/20		1,280	1,416,885
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	46,829
Enersis SA
7.375%, 1/15/14		70	74,916
FirstEnergy Corp.
Series C
7.375%, 11/15/31		1,588	1,993,369
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		2,305	2,884,122
Nisource Finance Corp.
6.80%, 1/15/19		2,590	3,104,954
Pacific Gas & Electric Co.
4.50%, 12/15/41		1,100	1,163,712
6.05%, 3/01/34		5	6,301
Southern California Edison Co.
3.875%, 6/01/21		18	20,026
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)		1,075	1,120,034
TECO Finance, Inc.
4.00%, 3/15/16		545	583,197
5.15%, 3/15/20		665	760,102
Union Electric Co.
6.70%, 2/01/19		240	302,229
Wisconsin Energy Corp.
6.25%, 5/15/67		1,169	1,215,760

			16,199,174

Natural Gas - 1.8%
DCP Midstream LLC
5.35%, 3/15/20 (a)		554	604,614
Energy Transfer Partners LP
4.65%, 6/01/21		25	25,828
5.95%, 2/01/15		20	21,784
6.125%, 2/15/17		125	140,491
6.625%, 10/15/36		120	127,485
6.70%, 7/01/18		705	808,672
7.50%, 7/01/38		1,660	1,872,145
Enterprise Products Operating LLC
5.20%, 9/01/20		486	556,017
EQT Corp.
8.125%, 6/01/19		1,233	1,478,691
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		3,120	3,160,909
4.15%, 3/01/22		655	673,357
ONEOK, Inc.
4.25%, 2/01/22		2,795	2,927,086
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		2,845	2,910,566
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,485	2,558,934

Company	Principal Amount (000)		U.S. $ Value
Williams Partners LP
5.25%, 3/15/20	U.S.$	1,796	$2,017,907

			19,884,486

			36,083,660

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Abu Dhabi National Energy Co.
4.125%, 3/13/17 (a)		701	742,367
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		1,978	2,146,031
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21		2,150	2,317,208
5.75%, 1/20/20		30	32,816

			5,238,422

Total Corporates - Investment Grades (cost $278,709,347)			297,252,576

MORTGAGE PASS-THROUGHS - 24.8%
Agency Fixed Rate 30-Year - 20.8%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39-2/01/41		19,707	21,052,694
5.50%, 4/01/38		8,427	9,149,544
Series 2005
5.50%, 1/01/35		31	34,268
Series 2007
5.50%, 7/01/35		1,476	1,617,771
Federal National Mortgage Association
3.50%, TBA		15,855	16,665,092
3.50%, 12/01/41		16,066	16,893,301
4.00%, 1/01/41-12/01/41		41,742	44,497,969
4.50%, TBA		16,135	17,307,308
5.50%, 5/01/38-6/01/38		13,158	14,320,741
6.00%, 11/01/37-4/01/40		16,652	18,280,526
Series 2003
5.00%, 11/01/33		2,840	3,083,897
5.50%, 4/01/33-7/01/33		4,849	5,341,644
Series 2004
5.50%, 2/01/34-11/01/34		4,439	4,882,830
6.00%, 9/01/34		442	490,967
Series 2005
4.50%, 6/01/35-9/01/35		5,614	6,021,266
5.50%, 2/01/35		4,737	5,211,573
6.00%, 4/01/35		2,405	2,671,492
Series 2006
5.00%, 2/01/36		8,167	8,843,913
5.50%, 4/01/36		1,247	1,363,685
6.00%, 11/01/36		16	17,569
Series 2007
4.50%, 9/01/35		3,881	4,167,270
5.00%, 11/01/35-7/01/36		118	127,647
5.50%, 5/01/36-8/01/37		428	470,457
Series 2008
5.50%, 12/01/35-3/01/37		6,128	6,699,822
6.00%, 3/01/37-5/01/38		14,755	16,251,464

Company	Principal Amount (000)		U.S. $ Value
Series 2010
6.00%, 2/01/40-4/01/40	U.S.$	3,660	$4,015,125

			229,479,835

Agency Fixed Rate 15-Year - 3.1%
Federal National Mortgage Association
3.00%, TBA		11,065	11,592,316
4.50%, TBA		7,740	8,295,104
4.50%, 12/01/13-7/01/26		13,268	14,208,138
Series 2008
4.50%, 5/01/23		26	27,480

			34,123,038

Agency ARMs - 0.9%
Federal Home Loan Mortgage Corp.
2.393%, 4/01/35 (c)		2,187	2,311,130
2.935%, 5/01/35 (c)		1,080	1,158,258
5.143%, 11/01/35 (c)		4,361	4,580,520
Series 2008
3.071%, 11/01/37 (d)		539	562,753
Federal National Mortgage Association
Series 2003
2.78%, 12/01/33 (d)		926	992,024
Series 2007
2.336%, 3/01/34 (d)		795	837,494
2.418%, 2/01/37 (c)		5	5,250
2.911%, 3/01/37 (d)		7	7,276

			10,454,705

Total Mortgage Pass-Throughs (cost $265,450,808)			274,057,578

GOVERNMENTS - TREASURIES - 18.3%
United States - 18.3%
U.S. Treasury Bonds
3.00%, 5/15/42		5,650	5,917,494
4.50%, 2/15/36		13,006	17,468,684
4.625%, 2/15/40		24,429	33,792,587
5.375%, 2/15/31		650	947,172
U.S. Treasury Notes
0.875%, 1/31/17		7,305	7,368,349
1.00%, 8/31/16-3/31/17		114,632	116,404,790
1.75%, 5/15/22		9,405	9,481,416
2.00%, 2/15/22		4,935	5,101,171
2.625%, 11/15/20 (e)		5,617	6,173,435

Total Governments - Treasuries (cost $189,061,392)			202,655,098

ASSET-BACKED SECURITIES - 10.8%
Autos - Fixed Rate - 5.4%
Ally Auto Receivables Trust
Series 2011-5, Class A2
0.80%, 6/16/14		3,766	3,768,456
Series 2012-1, Class A2

Company	Principal Amount (000)		U.S. $ Value
0.71%, 9/15/14	U.S.$	3,134	$3,135,403
Ally Master Owner Trust
Series 2010-3, Class A
2.88%, 4/15/15 (a)		3,235	3,281,380
AmeriCredit Automobile Receivables Trust
Series 2010-3, Class A
Series 2010-3, Class A3
0.96%, 1/09/17		3,225	3,224,622
Series 2011-4, Class A2
0.92%, 3/09/15		1,463	1,464,625
Series 2011-5, Class A2
1.19%, 8/08/15		1,212	1,215,931
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		1,825	1,823,979
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16		1,391	1,390,540
Series 2012-1, Class A3
0.89%, 9/15/16		1,460	1,461,104
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (a)		1,949	1,953,448
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	3,731	3,675,773
Ford Credit Auto Lease Trust
Series 2011-B, Class A2
0.82%, 1/15/14	U.S.$	3,881	3,884,830
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		1,865	1,871,852
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (a)		3,553	3,556,860
Series 2012-A, Class A2
0.66%, 4/15/14		3,541	3,541,314
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		3,346	3,345,902
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		2,585	2,585,902
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (a)		3,630	3,635,568
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		3,010	3,010,651
Series 2012-4, Class A2
0.79%, 8/17/15		2,066	2,065,869
Volkswagen Auto Lease Trust
Series 2011-A, Class A2
1.00%, 2/20/14		2,828	2,833,486

Company	Principal Amount (000)		U.S. $ Value
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A2
0.61%, 10/20/14	U.S.$	2,825	$2,825,768

			59,553,263

Credit Cards - Floating Rate - 2.5%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.412%, 4/17/17 (c)		5,515	5,521,362
Chase Issuance Trust
Series 2012-A1, Class A1
0.342%, 5/16/16 (c)		10,975	10,973,968
Discover Card Master Trust
Series 2009-A2, Class A
1.542%, 2/17/15 (c)		1,065	1,066,406
Series 2010-A1, Class A1
0.892%, 9/15/15 (c)		1,213	1,217,836
GE Capital Credit Card Master Note Trust
Series 2012-4, Class A
0.543%, 6/15/18 (c)		2,785	2,785,008
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.942%, 2/15/17 (a)(c)		2,855	2,856,498
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.813%, 3/18/14 (a)(c)		3,298	3,300,260

			27,721,338

Autos - Floating Rate - 1.7%
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.942%, 2/15/17 (a)(c)		3,630	3,739,767
Series 2012-1, Class A
0.712%, 1/15/16 (c)		5,386	5,402,235
GE Dealer Floorplan Master Note Trust
Series 2012-2, Class A
0.994%, 4/22/19 (c)		4,155	4,154,999
Nissan Master Owner Trust Receivables
Series 2012-A, Class A
0.712%, 5/15/17 (c)		5,879	5,894,091

			19,191,092

Other ABS - Fixed Rate - 0.7%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)		1,628	1,628,647
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		1,557	1,562,043
Series 2012-A, Class A3
0.94%, 5/15/17		2,213	2,219,628

Company	Principal Amount (000)		U.S. $ Value
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	U.S.$	1,126	$1,128,240
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (a)		1,796	1,798,796

			8,337,354

Credit Cards - Fixed Rate - 0.3%
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		1,593	1,596,924
Series 2012-A3, Class A3
0.86%, 11/15/17		1,908	1,910,214

			3,507,138

Home Equity Loans - Floating Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.515%, 5/25/37 (c)(f)		65	967
Countrywide Asset-Backed Certificates
Series 2002-4, Class A1
0.985%, 2/25/33 (c)		1	852
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.504%, 1/20/35 (c)		457	419,024
Series 2006-1, Class M1
0.524%, 1/20/36 (c)		61	51,850
Series 2007-1, Class M1
0.624%, 3/20/36 (c)		135	97,208
Series 2007-2, Class M1
0.554%, 7/20/36 (c)		105	70,224
Series 2007-2, Class M2
0.614%, 7/20/36 (c)		225	130,742
Novastar Home Equity Loan
Series 2007-2, Class M1
0.545%, 9/25/37 (c)(f)		25	940
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.475%, 2/25/37 (c)(f)		894	7,470
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.545%, 4/25/34 (c)		149	129,601

			908,878

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.37%, 12/25/32		331	290,789
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33		325	296,151

Company	Principal Amount (000)		U.S. $ Value
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	U.S.$	126	$113,874

			700,814

Total Asset-Backed Securities (cost $120,952,417)			119,919,877

AGENCIES - 10.7%
Agency Debentures - 9.5%
Federal Farm Credit Bank
0.251%, 11/13/12 (c)		2,290	2,290,868
0.261%, 10/12/12 (c)		200	200,065
0.274%, 9/20/12 (c)		2,845	2,845,805
0.275%, 9/29/14 (c)		2,845	2,847,191
0.305%, 6/26/13 (c)		300	300,385
Federal National Mortgage Association
0.265%, 11/23/12 (c)		41,945	41,939,958
0.273%, 9/17/12-10/18/12 (c)		3,805	3,805,992
4.375%, 10/15/15		2,505	2,811,675
6.25%, 5/15/29		8,296	11,946,555
6.625%, 11/15/30		9,565	14,511,482
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		24,195	21,082,482

			104,582,458

Agency Subordinated - 1.2%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		13,130	13,474,715

Total Agencies (cost $109,788,166)			118,057,173

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.7%
Non-Agency Fixed Rate CMBS - 6.1%
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A5
4.60%, 2/13/46		3,856	3,944,027
Series 2006-PW12, Class A4
5.901%, 9/11/38		1,375	1,561,886
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.534%, 4/15/40		390	416,022
Commercial Mortgage Pass Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44		1,575	1,739,198
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37		1,162	1,213,449
Series 2005-C1, Class A4
5.014%, 2/15/38		4,205	4,556,799

Company	Principal Amount (000)		U.S. $ Value
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.008%, 6/15/38	U.S.$	5,080	$5,756,402
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35		51	51,379
Series 2007-GG9, Class A4
5.444%, 3/10/39		5,180	5,746,324
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38		100	107,116
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		5,465	5,581,372
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB11, Class A4
5.335%, 8/12/37		40	43,946
Series 2006-CB14, Class A4
5.481%, 12/12/44		1,395	1,555,437
Series 2006-CB16, Class A4
5.552%, 5/12/45		3,730	4,209,827
Series 2007-CB19, Class A4
5.924%, 2/12/49		4,805	5,445,742
Series 2007-LD11, Class A4
6.009%, 6/15/49		5,165	5,670,158
Series 2007-LDPX, Class A3
5.42%, 1/15/49		5,015	5,611,138
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		2,308	2,386,504
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32		295	300,886
Series 2004-C4, Class A4
5.447%, 6/15/29		170	180,884
Series 2005-C1, Class A4
4.742%, 2/15/30		125	134,560
Series 2006-C1, Class A4
5.156%, 2/15/31		310	345,330
Series 2006-C3, Class A4
5.661%, 3/15/39		855	960,360
Series 2006-C4, Class A4
6.067%, 6/15/38		285	325,286
Series 2007-C1, Class A4
5.424%, 2/15/40		2,892	3,262,305
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.093%, 6/12/46		2,095	2,374,823
Series 2006-3, Class A4
5.414%, 7/12/46		25	28,255
Series 2007-9, Class A4
5.70%, 9/12/49		270	296,443
UBS Barclays Commercial Mortgage Trust
Series 2007-C2, Class A4
3.525%, 5/10/63		3,060	3,038,341

			66,844,199

Company	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 0.6%
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
6.007%, 5/15/46 (c)	U.S.$	5,205	$5,753,741
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.476%, 3/06/20 (a)(c)		1,075	1,064,762

			6,818,503

Agency CMBS - 0.0%
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A1
3.32%, 7/25/20		63	67,635

Total Commercial Mortgage-Backed Securities (cost $69,636,105)			73,730,337

QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		2,009	2,099,405

Kazakhstan - 0.1%
KazMunayGas National Co.
7.00%, 5/05/20 (a)		1,426	1,618,510

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		2,675	3,073,971

Mexico - 0.1%
Petroleos Mexicanos
5.50%, 6/27/44 (a)		1,049	1,072,603

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (a)(g)		2,845	2,901,106

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		2,815	2,927,600

Total Quasi-Sovereigns (cost $12,778,143)			13,693,195

CORPORATES - NON-INVESTMENT GRADES - 1.1%
Industrial - 0.9%
Basic - 0.2%
LyondellBasell Industries NV
5.75%, 4/15/24 (a)		1,481	1,572,037

Capital Goods - 0.3%
Ball Corp.
5.00%, 3/15/22		1,710	1,778,400

Company	Principal Amount (000)		U.S. $ Value
BE Aerospace, Inc.
5.25%, 4/01/22	U.S.$	1,715	$1,766,450

			3,544,850

Consumer Cyclical - Other - 0.3%
Host Hotels & Resorts LP
5.25%, 3/15/22 (a)		1,140	1,168,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (a)(g)		1,720	1,707,100

			2,875,600

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17		459	465,311

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		820	851,775

			9,309,573

Financial Institutions - 0.1%
Banking - 0.1%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	570	476,081
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	1,185	995,400
Royal Bank of Scotland Group PLC
5.00%, 10/01/14		85	85,322

			1,556,803

Utility - 0.1%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22		920	954,259

Total Corporates - Non-Investment Grades (cost $10,626,602)			11,820,635

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Indonesia - 0.3%
Republic of Indonesia
5.25%, 1/17/42 (a)(g)		2,800	2,929,500

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		34	35,897

Qatar - 0.3%
State of Qatar
4.50%, 1/20/22 (a)		2,532	2,794,062

Russia - 0.1%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)		1,383	1,660,404

Company	Principal Amount (000)		U.S. $ Value
Total Governments - Sovereign Bonds (cost $6,757,331)			$7,419,863

INFLATION-LINKED SECURITIES - 0.6%
United States - 0.6%
U.S. Treasury Inflation Index
3.00%, 7/15/12 (TIPS)
(cost $6,807,217)	U.S.$	6,790	6,792,712

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Non-Agency Fixed Rate - 0.3%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.771%, 5/25/35		1,153	1,006,686
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.114%, 6/25/46		3,053	1,282,276
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.959%, 7/25/36		461	236,694
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36		143	143,156
Residential Funding Mortgage Securities I
Series 2005-SA3, Class 3A
4.061%, 8/25/35		41	31,640

			2,700,452

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.147%, 12/25/35 (c)		548	303,501
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.444%, 7/20/36 (c)		33	25,980
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.858%, 2/25/47 (c)		65	37,811

			367,292

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.805%, 5/28/35		323	223,463

Total Collateralized Mortgage Obligations (cost $5,649,659)			3,291,207

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.625%, 3/01/40
(cost $2,496,295)		2,440	3,154,530

Company	Principal Amount (000)		U.S. $ Value
BANK LOANS - 0.2%
Industrial - 0.2%
Energy - 0.0%
GBGH, LLC (US Energy)
6.00%, 6/09/13 (c)(f)(h)	U.S.$	278	$20,815
14.00%, 6/09/14 (c)(f)(h)(i)		118	0

			20,815

Technology - 0.2%
IPC Systems, Inc.
5.50%, 6/01/15 (c)		750	615,000
Lawson Software, Inc. (fka SoftBrands, Inc.)
6.25%, 4/05/18 (c)		1,500	1,505,385

			2,120,385

Total Bank Loans (cost $2,506,547)			2,141,200

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII
8.50%
(cost $925,000)		37,000	929,625

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.0%
Non Corporate Sectors - 0.0%
Israel Electric Corp., Ltd.
7.75%, 12/15/27 (a)
(cost $268,445)	U.S.$	265	263,096

GOVERNMENTS - SOVEREIGN AGENCIES - 0.0%
Germany - 0.0%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17
(cost $16,971)		15	17,567

	Shares
WARRANTS - 0.0%
GBGH, LLC, expiring 6/09/19 (f)(h)(j) (cost $0)		556	0

Company	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio (k) (cost $15,658,443)		15,658,443	$15,658,443

	Principal Amount (000)
Governments - Treasuries - 1.2%
Japan Treasury Discount Bill
0.01%, 8/20/12
(cost $13,968,162)	JPY	1,100,000	13,759,352

Total Short-Term Investments (cost $29,626,605)			29,417,795

Total Investments - 105.3% (cost $1,112,057,050) (l)			1,164,614,064
Other assets less liabilities - (5.3)% (m)			(58,796,360)

Net Assets - 100.0%			$1,105,817,704

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	74	September 2012	$16,300,420	$16,293,875	$6,545

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 8/20/12	1,099,782	$14,066,949	$13,767,606	$299,343
Royal Bank of Canada:
Canadian Dollar settling 8/10/12	3,576	3,485,919	3,509,012	(23,093)
Royal Bank of Scotland PLC:
Euro settling 8/03/12	470	594,659	594,992	(333)

				$275,917

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank NA	$11,590	1/30/17	1.059%	3 Month LIBOR	$(123,679)
JPMorgan Chase Bank NA	12,780	2/7/22	2.043%	3 Month LIBOR	(437,903)

					$(561,582)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity		U.S. $ Value at June 30, 2012
Credit Suisse First Boston †	(0.15	)%*	– 0	–	$2,720,023
ING Bank Amsterdam †	(0.25	)%*	– 0	–	1,705,747
Nomura International †	(0.25	)%*	– 0	–	2,322,613

					$6,748,383

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2012
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $110,526,313 or 10.0% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2012.
(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2012.
(d)	Variable rate coupon, rate shown as of June 30, 2012.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $679,269.
(f)	Illiquid security.
(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $6,752,858.
(h)	Fair valued.
(i)	Pay-In-Kind Payments (PIK).
(j)	Non-income producing security.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,075,429 and gross unrealized depreciation of investments was $(5,518,402), resulting in net unrealized appreciation of $52,557,027.
(m)	An amount of U.S. $20,350 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$632,114		$296,620,462		$	– 0	–	$297,252,576
Mortgage Pass-Throughs	– 0	–	274,057,578			– 0	–	274,057,578
Governments - Treasuries	– 0	–	202,655,098			– 0	–	202,655,098
Asset-Backed Securities	– 0	–	105,817,832			14,102,045		119,919,877
Agencies	– 0	–	118,057,173			– 0	–	118,057,173
Commercial Mortgage-Backed Securities	– 0	–	52,237,186			21,493,151		73,730,337
Quasi-Sovereigns	– 0	–	13,693,195			– 0	–	13,693,195
Corporates - Non-Investment Grades	– 0	–	11,820,635			– 0	–	11,820,635
Governments - Sovereign Bonds	– 0	–	7,419,863			– 0	–	7,419,863
Inflation-Linked Securities	– 0	–	6,792,712			– 0	–	6,792,712
Collateralized Mortgage Obligations	– 0	–	– 0	–		3,291,207		3,291,207
Local Governments - Municipal Bonds	– 0	–	3,154,530			– 0	–	3,154,530
Bank Loans	– 0	–	– 0	–		2,141,200		2,141,200
Preferred Stocks	929,625		– 0	–		– 0	–	929,625
Emerging Markets - Corporate Bonds	– 0	–	263,096			– 0	–	263,096
Governments - Sovereign Agencies	– 0	–	17,567			– 0	–	17,567
Warrants	– 0	–	– 0	–		– 0	–^	– 0	–
Short-Term Investments:
Investment Companies	15,658,443		– 0	–		– 0	–	15,658,443
Governments - Treasuries	– 0	–	13,759,352			– 0	–	13,759,352

Total Investments in Securities	17,220,182		1,106,366,279			41,027,603		1,164,614,064
Other Financial Instruments* :
Assets:
Futures Contracts	6,545		– 0	–		– 0	–	6,545
Forward Currency Exchange Contracts	– 0	–	299,343			– 0	–	299,343
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(23,426)			– 0	–	(23,426)
Interest Rate Swap Contracts	– 0	–	(561,582)			– 0	–	(561,582)

Total	$17,226,727		$1,106,080,614			$41,027,603		$1,164,334,944

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities			Collateralized Mortgage Obligations
Balance as of 9/30/11	$12,421,517			$1,420,541		$5,337,144
Accrued discounts/(premiums)	7,967			(57,023)		7,185
Realized gain (loss)	(1,052,408)			(4,047)		(2,331,149)
Change in unrealized appreciation/depreciation	1,865,620			123,037		2,584,632
Purchases	10,103,071			20,111,595		36,581
Sales	(9,243,722)			(100,952)		(2,571,789)
Transfers in to Level 3	– 0	–		– 0	–	228,603
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/12	$14,102,045			$21,493,151		$3,291,207

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$414,435			$123,037		$545,094

	Bank Loans		Warrants^			Total
Balance as of 9/30/11	$2,714,635		$	– 0	–	$21,893,837
Accrued discounts/(premiums)	34,639			– 0	–	(7,232)
Realized gain (loss)	(141,778)			– 0	–	(3,529,382)
Change in unrealized appreciation/depreciation	247,008			– 0	–	4,820,297
Purchases	2,482,302			– 0	–	32,733,549
Sales	(3,195,606)			– 0	–	(15,112,069)
Transfers in to Level 3	– 0	–		– 0	–	228,603
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/12	$2,141,200		$	– 0	–	$41,027,603

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$(339,858)		$	– 0	–	$742,708

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Asset-backed Securities	$14,102,045	Discounted Cash Flow	Loss Severity	0-99%
			Constant Prepayment Rate	0.6-20% CPP
			Probability of Default	5-11% CDR
			Yield	0.69566-11%
Commercial Mortgage-Backed Securities	$21,493,151	Discounted Cash Flow	Yield	2.415%-4.612%
			Spread over Treasury	1.54-4.25%
		Broker Quotes	Market Quotes	$110.542569

Glossary:

CPP—Constant Percent Prepayment

CDR—Constant Default Rate

Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations

Within the non-Agency Mortgage Backed (RMBS and CMO) as well as the non-Credit Card or non-Auto Loan backed Asset Backed Securities, due to the relative illiquidity of these markets, the inability of the Fund to observe trading activity in the markets, and the broker quotes not being indicative to trade, the Fund has determined securities in these sectors generally warrant a Level 3 classification.

Because of the wide range of spreads and relatively low trading activity of similar securities, the Fund’s Valuation Committee engages in a regular review process of such securities which meets as often as daily, and involves (as needed) participation from the Mortgage Trading Desk, Fixed Income Research, Risk, Pricing Group, Fund Accounting and Legal. The Fund’s Pricing Group gathers prices from Pricing Direct and IDC (and other vendors as deemed appropriate over time) and from major recognized brokers who make a market in these instruments. The Fund’s trading desk reports on trading activity and engages in dialogue with the trading personnel at the brokers. This review covers the entire portfolio of securities in this sector.

Because the Fund has declared these instruments as Level 3 (due to wide spreads, low quality ratings, and relatively low trading activity), significant inputs (including Constant Prepayment Rate (“CPR”), Loss Severity, and Probability of Default) generally considered observable are deemed unobservable in these asset classes. The Fund’s Valuation Committee periodically reviews these asset classes (as a standing practice) to confirm that the status remains unchanged.

The significant unobservable inputs used in the fair value measurement of the Fund’s Collateralized Mortgage Obligation Securities are CPR, Loss Severity, and Probability of Default. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on the non-rated instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	August 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 23, 2012